Derivative Financial Instruments - Fair Values of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	$ 479	$ 2,029
Derivative Liabilities, Fair Value	(8,531)	(605)
Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(4,500)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(2,100)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Deferred Credits and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(2,400)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value		1,250
Commodity Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(4,031)	(605)
Foreign Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	$ 479	$ 779